Inventories	6 Months Ended
Jun. 30, 2021
Inventories
Inventories

4.   Inventories

At June 30, 2021 and December 31, 2020, inventories consisted of the following:

Inventories

in € THOUS

	June 30,	December 31,
	2021	2020

Finished goods	1,255,015	1,088,311
Health care supplies	442,822	473,164
Raw materials and purchased components	235,768	232,422
Work in process	119,337	101,413
Inventories	2,052,942	1,895,310